Property and Equipment, Net - Additional Information (Details)			12 Months Ended
	Jun. 03, 2019 CNY (¥)	Jun. 03, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Business acquisition, equity interest acquired	100.00%	100.00%
Business acquisition, cash consideration paid	¥ 183,555,000	$ 26,366,026
Depreciation expense			¥ 37,340,304	$ 5,363,599	¥ 23,919,015	¥ 24,076,465
Impairment charges					5,008,677
Property and Equipment
Property Plant And Equipment [Line Items]
Impairment charges			¥ 0		¥ 5,008,677	¥ 0